Exhibit 99.2

2170 Satellite Blvd., Ste. 200, Duluth, GA 30097

770.497.9100

August 22, 2017

Starwood Waypoint Homes Partnership, L.P.
8665 East Hartford Drive
Scottsdale AZ 85255

RE:	Starwood Waypoint Homes 2017-1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Starwood Waypoint Homes Partnership, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

Page | 1

b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

Page | 2

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

Page | 3

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above,  0 of 1684 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

Page | 4

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National, LLC

By:    /s/ Charles Chacko
Name: Charles Chacko
Title: Partner

Page | 5

Schedule I

Page | 6

Schedule I

HMY	Review Results
44958	Non-apparent HOA
45426	Non-apparent HOA
45443	Non-apparent HOA
45760	Non-apparent HOA
45052	Non-apparent HOA
26241	Non-apparent HOA
26807	Non-apparent HOA
28449	Non-apparent HOA
38811	Non-apparent HOA
38812	Non-apparent HOA
44426	Non-apparent HOA
44924	Non-apparent HOA
44935	Non-apparent HOA
44941	Non-apparent HOA
44962	Non-apparent HOA
45631	Non-apparent HOA
45937	Non-apparent HOA
46131	Non-apparent HOA
45067	Non-apparent HOA
45783	Non-apparent HOA
41413	Non-apparent HOA
29267	Non-apparent HOA
31330	Non-apparent HOA
34225	Non-apparent HOA
34312	Non-apparent HOA
36523	Non-apparent HOA
44811	Non-apparent HOA
45075	Non-apparent HOA
45429	Non-apparent HOA
45040	Non-apparent HOA
26500	Non-apparent HOA
26751	Non-apparent HOA
40272	Non-apparent HOA
40577	Non-apparent HOA
44736	Non-apparent HOA
45678	Non-apparent HOA
45716	Non-apparent HOA
46123	Non-apparent HOA
46160	Non-apparent HOA

Page | 1

46221	Non-apparent HOA
40801	Non-apparent HOA
1075	Non-apparent HOA
26511	Non-apparent HOA
27853	Non-apparent HOA
28074	Non-apparent HOA
28189	Non-apparent HOA
28701	Non-apparent HOA
28722	Non-apparent HOA
29138	Non-apparent HOA
29144	Non-apparent HOA
29897	Non-apparent HOA
30294	Non-apparent HOA
30311	Non-apparent HOA
33546	Non-apparent HOA
33623	Non-apparent HOA
33624	Non-apparent HOA
33892	Non-apparent HOA
34688	Non-apparent HOA
34786	Non-apparent HOA
35211	Non-apparent HOA
35275	Non-apparent HOA
35281	Non-apparent HOA
35301	Non-apparent HOA
35315	Non-apparent HOA
39562	Non-apparent HOA
44318	Non-apparent HOA
44441	Non-apparent HOA
44678	Non-apparent HOA
44689	Non-apparent HOA
45528	Non-apparent HOA
45698	Non-apparent HOA
45025	Non-apparent HOA
46281	Non-apparent HOA
40011	Non-apparent HOA
40167	Non-apparent HOA
40287	Non-apparent HOA
25740	Non-apparent HOA
28275	Non-apparent HOA
31387	Non-apparent HOA
40705	Non-apparent HOA

Page | 2

26253	Non-apparent HOA
26260	Non-apparent HOA
26370	Non-apparent HOA
27124	Non-apparent HOA
28116	Non-apparent HOA
30057	Non-apparent HOA
30404	Non-apparent HOA
30410	Non-apparent HOA
31898	Non-apparent HOA
32496	Non-apparent HOA
32815	Non-apparent HOA
32820	Non-apparent HOA
33400	Non-apparent HOA
33858	Non-apparent HOA
34026	Non-apparent HOA
35224	Non-apparent HOA
35360	Non-apparent HOA
35876	Non-apparent HOA
35956	Non-apparent HOA
36330	Non-apparent HOA
36463	Non-apparent HOA
36634	Non-apparent HOA
36648	Non-apparent HOA
36666	Non-apparent HOA
36777	Non-apparent HOA
36787	Non-apparent HOA
36797	Non-apparent HOA
37019	Non-apparent HOA
37066	Non-apparent HOA
37077	Non-apparent HOA
37102	Non-apparent HOA
37298	Non-apparent HOA
37322	Non-apparent HOA
37369	Non-apparent HOA
37382	Non-apparent HOA
37486	Non-apparent HOA
37537	Non-apparent HOA
37723	Non-apparent HOA
37930	Non-apparent HOA
38890	Non-apparent HOA
39238	Non-apparent HOA

Page | 3

44464	Non-apparent HOA
44465	Non-apparent HOA
44470	Non-apparent HOA
44471	Non-apparent HOA
44476	Non-apparent HOA
44479	Non-apparent HOA
44480	Non-apparent HOA
44600	Non-apparent HOA
40689	Non-apparent HOA
30722	Non-apparent HOA
31190	Non-apparent HOA
32189	Non-apparent HOA
37254	Non-apparent HOA
37309	Non-apparent HOA
44506	Non-apparent HOA
44623	Non-apparent HOA
30725	Non-apparent HOA
41660	Non-apparent HOA
42055	Non-apparent HOA
44597	Non-apparent HOA
44494	Non-apparent HOA
44616	Non-apparent HOA
32660	Non-apparent HOA
25969	Non-apparent HOA
26514	Non-apparent HOA
27251	Non-apparent HOA
31203	Non-apparent HOA
31586	Non-apparent HOA
31612	Non-apparent HOA
31857	Non-apparent HOA
33023	Non-apparent HOA
34445	Non-apparent HOA
35177	Non-apparent HOA
36254	Non-apparent HOA
36969	Non-apparent HOA
37256	Non-apparent HOA
44515	Non-apparent HOA
44499	Non-apparent HOA
44621	Non-apparent HOA
44619	Non-apparent HOA
41255	Non-apparent HOA

Page | 4

34734	Non-apparent HOA
25729	Non-apparent HOA
28045	Non-apparent HOA
36915	Non-apparent HOA
30048	Non-apparent HOA
30909	Non-apparent HOA
31638	Non-apparent HOA
29771	Non-apparent HOA
12952	Non-apparent HOA
31139	Non-apparent HOA
28777	Non-apparent HOA
29143	Non-apparent HOA
31342	Non-apparent HOA
40087	Non-apparent HOA
30076	Non-apparent HOA
30239	Non-apparent HOA
33632	Non-apparent HOA
34777	Non-apparent HOA
34941	Non-apparent HOA
36144	Non-apparent HOA
36294	Non-apparent HOA
36297	Non-apparent HOA
36335	Non-apparent HOA
36493	Non-apparent HOA
36699	Non-apparent HOA
38214	Non-apparent HOA
18275	Non-apparent HOA
27109	Non-apparent HOA
15426	Non-apparent HOA
18068	Non-apparent HOA
28052	Non-apparent HOA
33404	Non-apparent HOA
33919	Non-apparent HOA
33938	Non-apparent HOA
33943	Non-apparent HOA
34243	Non-apparent HOA
34293	Non-apparent HOA
34778	Non-apparent HOA
34781	Non-apparent HOA
34897	Non-apparent HOA
35356	Non-apparent HOA

Page | 5

35467	Non-apparent HOA
35493	Non-apparent HOA
35510	Non-apparent HOA
35684	Non-apparent HOA
37045	Non-apparent HOA
37392	Non-apparent HOA
38477	Non-apparent HOA
29153	Non-apparent HOA
29430	Non-apparent HOA
30121	Non-apparent HOA
31215	Non-apparent HOA
31515	Non-apparent HOA
31992	Non-apparent HOA
32589	Non-apparent HOA
32691	Non-apparent HOA
41342	Non-apparent HOA
26257	Non-apparent HOA
30366	Non-apparent HOA
32392	Non-apparent HOA
38044	Non-apparent HOA
41863	Non-apparent HOA
27295	Non-apparent HOA
27432	Non-apparent HOA
27708	Non-apparent HOA
27857	Non-apparent HOA
38798	Non-apparent HOA
30583	Non-apparent HOA
37062	Non-apparent HOA
33038	Non-apparent HOA
35804	Non-apparent HOA
35968	Non-apparent HOA
25731	Non-apparent HOA
26409	Non-apparent HOA
26525	Non-apparent HOA
28236	Non-apparent HOA
28549	Non-apparent HOA
28626	Non-apparent HOA
28641	Non-apparent HOA
28672	Non-apparent HOA
28797	Non-apparent HOA
28881	Non-apparent HOA

Page | 6

29033	Non-apparent HOA
29697	Non-apparent HOA
32303	Non-apparent HOA
34128	Non-apparent HOA
34149	Non-apparent HOA
34196	Non-apparent HOA
34318	Non-apparent HOA
34628	Non-apparent HOA
35075	Non-apparent HOA
40296	Non-apparent HOA
41404	Non-apparent HOA
32732	Non-apparent HOA
33365	Non-apparent HOA
33469	Non-apparent HOA
33481	Non-apparent HOA
26686	Non-apparent HOA
26767	Non-apparent HOA
26825	Non-apparent HOA
26960	Non-apparent HOA
27014	Non-apparent HOA
27070	Non-apparent HOA
27114	Non-apparent HOA
27507	Non-apparent HOA
27623	Non-apparent HOA
27720	Non-apparent HOA
27810	Non-apparent HOA
27828	Non-apparent HOA
27833	Non-apparent HOA
27835	Non-apparent HOA
28457	Non-apparent HOA
28458	Non-apparent HOA
28699	Non-apparent HOA
29081	Non-apparent HOA
31547	Non-apparent HOA
31722	Non-apparent HOA
31847	Non-apparent HOA
32017	Non-apparent HOA
32042	Non-apparent HOA
32067	Non-apparent HOA
32094	Non-apparent HOA
32348	Non-apparent HOA

Page | 7

32349	Non-apparent HOA
32385	Non-apparent HOA
32409	Non-apparent HOA
32428	Non-apparent HOA
32431	Non-apparent HOA
32482	Non-apparent HOA
32499	Non-apparent HOA
32508	Non-apparent HOA
32513	Non-apparent HOA
32515	Non-apparent HOA
32566	Non-apparent HOA
32587	Non-apparent HOA
32588	Non-apparent HOA
32617	Non-apparent HOA
44583	Non-apparent HOA
41920	Non-apparent HOA
32088	Non-apparent HOA
32277	Non-apparent HOA
32315	Non-apparent HOA
32526	Non-apparent HOA
32598	Non-apparent HOA
33372	Non-apparent HOA
34459	Non-apparent HOA
35170	Non-apparent HOA
35558	Non-apparent HOA
35562	Non-apparent HOA
35587	Non-apparent HOA
35815	Non-apparent HOA
35838	Non-apparent HOA
26827	Non-apparent HOA
28414	Non-apparent HOA
29116	Non-apparent HOA
31480	Non-apparent HOA
34036	Non-apparent HOA
34098	Non-apparent HOA
34384	Non-apparent HOA
34779	Non-apparent HOA
36939	Non-apparent HOA
38145	Non-apparent HOA
39154	Non-apparent HOA
39634	Non-apparent HOA

Page | 8

39647	Non-apparent HOA
41928	Non-apparent HOA
25832	Non-apparent HOA
26453	Non-apparent HOA
26458	Non-apparent HOA
26462	Non-apparent HOA
26494	Non-apparent HOA
26502	Non-apparent HOA
26584	Non-apparent HOA
26627	Non-apparent HOA
26643	Non-apparent HOA
30709	Non-apparent HOA
30973	Non-apparent HOA
33135	Non-apparent HOA
33541	Non-apparent HOA
33567	Non-apparent HOA
34011	Non-apparent HOA
34579	Non-apparent HOA
34719	Non-apparent HOA
35059	Non-apparent HOA
35365	Non-apparent HOA
35686	Non-apparent HOA
35884	Non-apparent HOA
36090	Non-apparent HOA
36377	Non-apparent HOA
36504	Non-apparent HOA
36765	Non-apparent HOA
36927	Non-apparent HOA
37070	Non-apparent HOA
37492	Non-apparent HOA
37696	Non-apparent HOA
37904	Non-apparent HOA
38105	Non-apparent HOA
38106	Non-apparent HOA
38117	Non-apparent HOA
38281	Non-apparent HOA
38333	Non-apparent HOA
38373	Non-apparent HOA
38508	Non-apparent HOA
38587	Non-apparent HOA
39003	Non-apparent HOA

Page | 9

40104	Non-apparent HOA
40416	Non-apparent HOA
40420	Non-apparent HOA
40623	Non-apparent HOA
40672	Non-apparent HOA
41277	Non-apparent HOA
41278	Non-apparent HOA
41538	Non-apparent HOA
25828	Non-apparent HOA
30503	Non-apparent HOA
32846	Non-apparent HOA
32850	Non-apparent HOA
32965	Non-apparent HOA
33575	Non-apparent HOA
35539	Non-apparent HOA
36508	Non-apparent HOA
31590	Non-apparent HOA
31832	Non-apparent HOA
31859	Non-apparent HOA
34632	Non-apparent HOA
30755	Non-apparent HOA
32110	Non-apparent HOA
41910	Non-apparent HOA
26481	Non-apparent HOA
26490	Non-apparent HOA
27938	Non-apparent HOA
28076	Non-apparent HOA
28415	Non-apparent HOA
28576	Non-apparent HOA
28756	Non-apparent HOA
28900	Non-apparent HOA
28927	Non-apparent HOA
29266	Non-apparent HOA
29298	Non-apparent HOA
29559	Non-apparent HOA
6111	Non-apparent HOA
3642	Non-apparent HOA
26793	Non-apparent HOA
31550	Non-apparent HOA
28578	Non-apparent HOA
30282	Non-apparent HOA

Page | 10

32581	Non-apparent HOA
32802	Non-apparent HOA
32831	Non-apparent HOA
32832	Non-apparent HOA
32867	Non-apparent HOA
33278	Non-apparent HOA
33675	Non-apparent HOA
34218	Non-apparent HOA
35084	Non-apparent HOA
13830	Non-apparent HOA
38957	Non-apparent HOA
39913	Non-apparent HOA
40154	Non-apparent HOA
40514	Non-apparent HOA
31250	Non-apparent HOA
39448	Non-apparent HOA
41132	Non-apparent HOA
41585	Non-apparent HOA
41820	Non-apparent HOA
41929	Non-apparent HOA
26010	Non-apparent HOA
41142	Non-apparent HOA
25584	Non-apparent HOA
40927	Non-apparent HOA
41138	Non-apparent HOA
31802	Non-apparent HOA
34573	Non-apparent HOA
38684	Non-apparent HOA
26407	Non-apparent HOA
27820	Non-apparent HOA
28803	Non-apparent HOA
29088	Non-apparent HOA
29273	Non-apparent HOA
29496	Non-apparent HOA
31352	Non-apparent HOA
32107	Non-apparent HOA
32143	Non-apparent HOA
32519	Non-apparent HOA
32567	Non-apparent HOA
33466	Non-apparent HOA
33983	Non-apparent HOA

Page | 11

34145	Non-apparent HOA
34570	Non-apparent HOA
34641	Non-apparent HOA
34955	Non-apparent HOA
35464	Non-apparent HOA
37361	Non-apparent HOA
37869	Non-apparent HOA
37923	Non-apparent HOA
38058	Non-apparent HOA
38368	Non-apparent HOA
38562	Non-apparent HOA
39453	Non-apparent HOA
40100	Non-apparent HOA
44569	Non-apparent HOA
44570	Non-apparent HOA
44573	Non-apparent HOA
3593	Non-apparent HOA
34409	Non-apparent HOA
34446	Non-apparent HOA
34659	Non-apparent HOA
34758	Non-apparent HOA
27611	Non-apparent HOA
35666	Non-apparent HOA
25599	Non-apparent HOA
25713	Non-apparent HOA
25912	Non-apparent HOA
26390	Non-apparent HOA
27034	Non-apparent HOA
27196	Non-apparent HOA
27621	Non-apparent HOA
27663	Non-apparent HOA
27876	Non-apparent HOA
28125	Non-apparent HOA
28334	Non-apparent HOA
29256	Non-apparent HOA
29520	Non-apparent HOA
30058	Non-apparent HOA
30192	Non-apparent HOA
30261	Non-apparent HOA
30685	Non-apparent HOA
30734	Non-apparent HOA

Page | 12

30798	Non-apparent HOA
30882	Non-apparent HOA
30949	Non-apparent HOA
31058	Non-apparent HOA
31133	Non-apparent HOA
31406	Non-apparent HOA
31606	Non-apparent HOA
31803	Non-apparent HOA
31866	Non-apparent HOA
32442	Non-apparent HOA
32462	Non-apparent HOA
32591	Non-apparent HOA
33066	Non-apparent HOA
33371	Non-apparent HOA
34216	Non-apparent HOA
35173	Non-apparent HOA
36974	Non-apparent HOA
37581	Non-apparent HOA
37612	Non-apparent HOA
37772	Non-apparent HOA
37851	Non-apparent HOA
37913	Non-apparent HOA
38300	Non-apparent HOA
39044	Non-apparent HOA
39829	Non-apparent HOA
40379	Non-apparent HOA
44483	Non-apparent HOA
44487	Non-apparent HOA
44491	Non-apparent HOA
44612	Non-apparent HOA
44611	Non-apparent HOA
44613	Non-apparent HOA
44605	Non-apparent HOA
41014	Non-apparent HOA
41070	Non-apparent HOA
41242	Non-apparent HOA
41588	Non-apparent HOA
25605	Non-apparent HOA
26114	Non-apparent HOA
26435	Non-apparent HOA
27053	Non-apparent HOA

Page | 13

27489	Non-apparent HOA
27732	Non-apparent HOA
28078	Non-apparent HOA
28089	Non-apparent HOA
28090	Non-apparent HOA
28311	Non-apparent HOA
29493	Non-apparent HOA
31059	Non-apparent HOA
34039	Non-apparent HOA
34645	Non-apparent HOA
34696	Non-apparent HOA
35924	Non-apparent HOA
37251	Non-apparent HOA
37303	Non-apparent HOA
37335	Non-apparent HOA
37414	Non-apparent HOA
37425	Non-apparent HOA
37447	Non-apparent HOA
37552	Non-apparent HOA
37668	Non-apparent HOA
38653	Non-apparent HOA
38800	Non-apparent HOA
38836	Non-apparent HOA
38892	Non-apparent HOA
39771	Non-apparent HOA
39837	Non-apparent HOA
40393	Non-apparent HOA
40652	Non-apparent HOA
44518	Non-apparent HOA
44519	Non-apparent HOA
44628	Non-apparent HOA
40708	Non-apparent HOA
40724	Non-apparent HOA
40947	Non-apparent HOA
41297	Non-apparent HOA
41478	Non-apparent HOA
41481	Non-apparent HOA
41529	Non-apparent HOA
41642	Non-apparent HOA
41735	Non-apparent HOA
41816	Non-apparent HOA

Page | 14

25617	Non-apparent HOA
26039	Non-apparent HOA
26471	Non-apparent HOA
26831	Non-apparent HOA
26997	Non-apparent HOA
27257	Non-apparent HOA
27552	Non-apparent HOA
27554	Non-apparent HOA
28443	Non-apparent HOA
29053	Non-apparent HOA
29058	Non-apparent HOA
29526	Non-apparent HOA
29658	Non-apparent HOA
30421	Non-apparent HOA
30493	Non-apparent HOA
30718	Non-apparent HOA
31101	Non-apparent HOA
31735	Non-apparent HOA
32091	Non-apparent HOA
33039	Non-apparent HOA
33950	Non-apparent HOA
34156	Non-apparent HOA
34538	Non-apparent HOA
34788	Non-apparent HOA
34806	Non-apparent HOA
35548	Non-apparent HOA
36367	Non-apparent HOA
36681	Non-apparent HOA
39947	Non-apparent HOA
40298	Non-apparent HOA
40483	Non-apparent HOA
40533	Non-apparent HOA
44560	Non-apparent HOA
44562	Non-apparent HOA
41162	Non-apparent HOA
41231	Non-apparent HOA
41577	Non-apparent HOA
25606	Non-apparent HOA
25613	Non-apparent HOA
25645	Non-apparent HOA
25977	Non-apparent HOA

Page | 15

26399	Non-apparent HOA
26474	Non-apparent HOA
26662	Non-apparent HOA
26711	Non-apparent HOA
26716	Non-apparent HOA
26774	Non-apparent HOA
26988	Non-apparent HOA
26992	Non-apparent HOA
27258	Non-apparent HOA
27261	Non-apparent HOA
27262	Non-apparent HOA
27289	Non-apparent HOA
27306	Non-apparent HOA
27649	Non-apparent HOA
27681	Non-apparent HOA
27838	Non-apparent HOA
27930	Non-apparent HOA
27960	Non-apparent HOA
27980	Non-apparent HOA
28094	Non-apparent HOA
28156	Non-apparent HOA
28198	Non-apparent HOA
28363	Non-apparent HOA
28444	Non-apparent HOA
28516	Non-apparent HOA
28547	Non-apparent HOA
28671	Non-apparent HOA
28896	Non-apparent HOA
29316	Non-apparent HOA
29407	Non-apparent HOA
29450	Non-apparent HOA
29530	Non-apparent HOA
29705	Non-apparent HOA
29795	Non-apparent HOA
30069	Non-apparent HOA
30090	Non-apparent HOA
30112	Non-apparent HOA
30402	Non-apparent HOA
30640	Non-apparent HOA
30668	Non-apparent HOA
30793	Non-apparent HOA

Page | 16

31030	Non-apparent HOA
31698	Non-apparent HOA
32443	Non-apparent HOA
32632	Non-apparent HOA
32900	Non-apparent HOA
33524	Non-apparent HOA
33751	Non-apparent HOA
33776	Non-apparent HOA
33867	Non-apparent HOA
33894	Non-apparent HOA
33926	Non-apparent HOA
20857	Non-apparent HOA
33948	Non-apparent HOA
33987	Non-apparent HOA
34412	Non-apparent HOA
34467	Non-apparent HOA
34504	Non-apparent HOA
34542	Non-apparent HOA
34667	Non-apparent HOA
34670	Non-apparent HOA
34798	Non-apparent HOA
34893	Non-apparent HOA
35400	Non-apparent HOA
35610	Non-apparent HOA
36197	Non-apparent HOA
36549	Non-apparent HOA
36670	Non-apparent HOA
36846	Non-apparent HOA
37058	Non-apparent HOA
37273	Non-apparent HOA
37434	Non-apparent HOA
37515	Non-apparent HOA
37737	Non-apparent HOA
38073	Non-apparent HOA
38162	Non-apparent HOA
38205	Non-apparent HOA
38371	Non-apparent HOA
39989	Non-apparent HOA
40096	Non-apparent HOA
40375	Non-apparent HOA
44530	Non-apparent HOA

Page | 17

44532	Non-apparent HOA
44527	Non-apparent HOA
44528	Non-apparent HOA
44547	Non-apparent HOA
44632	Non-apparent HOA
44652	Non-apparent HOA
44638	Non-apparent HOA
44640	Non-apparent HOA
41013	Non-apparent HOA
41223	Non-apparent HOA
41647	Non-apparent HOA
25509	Non-apparent HOA
26763	Non-apparent HOA
26794	Non-apparent HOA
35238	Non-apparent HOA
26447	Non-apparent HOA
26942	Non-apparent HOA
32128	Non-apparent HOA
34654	Non-apparent HOA
46170	Non-apparent HOA
25396	Non-apparent HOA
28374	Non-apparent HOA
29028	Non-apparent HOA
29362	Non-apparent HOA
30607	Non-apparent HOA
32711	Non-apparent HOA
34993	Non-apparent HOA
35146	Non-apparent HOA
5606	Non-apparent HOA
22177	Non-apparent HOA
42042	Non-apparent HOA
45940	Non-apparent HOA
21821	Non-apparent HOA
21926	Non-apparent HOA
29788	Non-apparent HOA
24080	Non-apparent HOA
39029	Non-apparent HOA
25140	Non-apparent HOA
25699	Non-apparent HOA
26316	Non-apparent HOA
27217	Non-apparent HOA

Page | 18

28039	Non-apparent HOA
23475	Non-apparent HOA
28133	Non-apparent HOA
31621	Non-apparent HOA
31929	Non-apparent HOA
33686	Non-apparent HOA
37402	Non-apparent HOA
37428	Non-apparent HOA
37482	Non-apparent HOA
37585	Non-apparent HOA
37659	Non-apparent HOA
38711	Non-apparent HOA
40744	Non-apparent HOA
41611	Non-apparent HOA
41659	Non-apparent HOA
30237	Non-apparent HOA
28492	Non-apparent HOA
31225	Non-apparent HOA
39786	Non-apparent HOA
28075	Non-apparent HOA
34030	Non-apparent HOA
26743	Non-apparent HOA
29587	Non-apparent HOA
29614	Non-apparent HOA
31592	Non-apparent HOA
32212	Non-apparent HOA
35583	Non-apparent HOA
37493	Non-apparent HOA
37650	Non-apparent HOA
40767	Non-apparent HOA
39470	Non-apparent HOA
39474	Non-apparent HOA
25635	Non-apparent HOA
25652	Non-apparent HOA
25742	Non-apparent HOA
25744	Non-apparent HOA
25749	Non-apparent HOA
25930	Non-apparent HOA
26049	Non-apparent HOA
26161	Non-apparent HOA
26166	Non-apparent HOA

Page | 19

26744	Non-apparent HOA
26949	Non-apparent HOA
27037	Non-apparent HOA
27226	Non-apparent HOA
27253	Non-apparent HOA
27263	Non-apparent HOA
27266	Non-apparent HOA
27271	Non-apparent HOA
27366	Non-apparent HOA
27374	Non-apparent HOA
28017	Non-apparent HOA
21571	Non-apparent HOA
28495	Non-apparent HOA
28548	Non-apparent HOA
29525	Non-apparent HOA
29561	Non-apparent HOA
29611	Non-apparent HOA
30773	Non-apparent HOA
30826	Non-apparent HOA
30835	Non-apparent HOA
31269	Non-apparent HOA
31944	Non-apparent HOA
32459	Non-apparent HOA
33069	Non-apparent HOA
33796	Non-apparent HOA
33833	Non-apparent HOA
34269	Non-apparent HOA
34291	Non-apparent HOA
34477	Non-apparent HOA
34497	Non-apparent HOA
34552	Non-apparent HOA
34689	Non-apparent HOA
35456	Non-apparent HOA
35461	Non-apparent HOA
35652	Non-apparent HOA
35843	Non-apparent HOA
36008	Non-apparent HOA
36452	Non-apparent HOA
36559	Non-apparent HOA
36589	Non-apparent HOA
36726	Non-apparent HOA

Page | 20

36727	Non-apparent HOA
36736	Non-apparent HOA
36784	Non-apparent HOA
37018	Non-apparent HOA
37072	Non-apparent HOA
37143	Non-apparent HOA
37165	Non-apparent HOA
37267	Non-apparent HOA
37938	Non-apparent HOA
38920	Non-apparent HOA
39107	Non-apparent HOA
39114	Non-apparent HOA
39115	Non-apparent HOA
39144	Non-apparent HOA
39175	Non-apparent HOA
39265	Non-apparent HOA
39468	Non-apparent HOA
39469	Non-apparent HOA
39558	Non-apparent HOA
39577	Non-apparent HOA
39721	Non-apparent HOA
39722	Non-apparent HOA
39731	Non-apparent HOA
39734	Non-apparent HOA
39752	Non-apparent HOA
39766	Non-apparent HOA
39791	Non-apparent HOA
39969	Non-apparent HOA
40071	Non-apparent HOA
40255	Non-apparent HOA
40414	Non-apparent HOA
40503	Non-apparent HOA
40548	Non-apparent HOA
40846	Non-apparent HOA
40865	Non-apparent HOA
41100	Non-apparent HOA
41101	Non-apparent HOA
41111	Non-apparent HOA
41254	Non-apparent HOA
41313	Non-apparent HOA
41360	Non-apparent HOA

Page | 21

41464	Non-apparent HOA
41715	Non-apparent HOA
41780	Non-apparent HOA
41936	Non-apparent HOA
41976	Non-apparent HOA
25548	Non-apparent HOA
30875	Non-apparent HOA
31552	Non-apparent HOA
31623	Non-apparent HOA
35880	Non-apparent HOA
8727	Non-apparent HOA
11656	Non-apparent HOA
25588	Non-apparent HOA
26118	Non-apparent HOA
26245	Non-apparent HOA
26366	Non-apparent HOA
26773	Non-apparent HOA
29574	Non-apparent HOA
30403	Non-apparent HOA
30417	Non-apparent HOA
30506	Non-apparent HOA
30748	Non-apparent HOA
30925	Non-apparent HOA
31628	Non-apparent HOA
32005	Non-apparent HOA
32559	Non-apparent HOA
32672	Non-apparent HOA
32848	Non-apparent HOA
32881	Non-apparent HOA
33057	Non-apparent HOA
33312	Non-apparent HOA
33318	Non-apparent HOA
33322	Non-apparent HOA
33349	Non-apparent HOA
34070	Non-apparent HOA
34691	Non-apparent HOA
35191	Non-apparent HOA
35619	Non-apparent HOA
36990	Non-apparent HOA
37941	Non-apparent HOA
39922	Non-apparent HOA

Page | 22

39994	Non-apparent HOA
40722	Non-apparent HOA
41507	Non-apparent HOA
41761	Non-apparent HOA
32404	Non-apparent HOA
33854	Non-apparent HOA
35751	Non-apparent HOA
36020	Non-apparent HOA
36738	Non-apparent HOA
40914	Non-apparent HOA
34586	Non-apparent HOA
34694	Non-apparent HOA
41063	Non-apparent HOA
41081	Non-apparent HOA
16437	Non-apparent HOA
25571	Non-apparent HOA
23656	Non-apparent HOA
24006	Non-apparent HOA
25241	Non-apparent HOA
38347	Non-apparent HOA
21523	Non-apparent HOA
41387	Non-apparent HOA
42062	Non-apparent HOA
24449	Non-apparent HOA
24613	Non-apparent HOA
24644	Non-apparent HOA
24999	Non-apparent HOA
25112	Non-apparent HOA
33709	Non-apparent HOA
25851	Non-apparent HOA
25871	Non-apparent HOA
25904	Non-apparent HOA
25998	Non-apparent HOA
26058	Non-apparent HOA
26191	Non-apparent HOA
26195	Non-apparent HOA
26267	Non-apparent HOA
26331	Non-apparent HOA
26459	Non-apparent HOA
26492	Non-apparent HOA
26699	Non-apparent HOA

Page | 23

26758	Non-apparent HOA
26799	Non-apparent HOA
26866	Non-apparent HOA
26903	Non-apparent HOA
27267	Non-apparent HOA
27322	Non-apparent HOA
27371	Non-apparent HOA
27413	Non-apparent HOA
27436	Non-apparent HOA
16110	Non-apparent HOA
17474	Non-apparent HOA
18917	Non-apparent HOA
21304	Non-apparent HOA
21526	Non-apparent HOA
22034	Non-apparent HOA
22516	Non-apparent HOA
22905	Non-apparent HOA
23592	Non-apparent HOA
23971	Non-apparent HOA
23975	Non-apparent HOA
27534	Non-apparent HOA
24793	Non-apparent HOA
24877	Non-apparent HOA
24888	Non-apparent HOA
24914	Non-apparent HOA
25224	Non-apparent HOA
27771	Non-apparent HOA
27773	Non-apparent HOA
27911	Non-apparent HOA
27950	Non-apparent HOA
28096	Non-apparent HOA
28150	Non-apparent HOA
28211	Non-apparent HOA
28302	Non-apparent HOA
28349	Non-apparent HOA
5582	Non-apparent HOA
28422	Non-apparent HOA
28520	Non-apparent HOA
28794	Non-apparent HOA
28887	Non-apparent HOA
29381	Non-apparent HOA

Page | 24

29397	Non-apparent HOA
29901	Non-apparent HOA
29946	Non-apparent HOA
29973	Non-apparent HOA
29985	Non-apparent HOA
30051	Non-apparent HOA
30333	Non-apparent HOA
30533	Non-apparent HOA
30615	Non-apparent HOA
30670	Non-apparent HOA
30977	Non-apparent HOA
31044	Non-apparent HOA
34319	Non-apparent HOA
35856	Non-apparent HOA
36102	Non-apparent HOA
38525	Non-apparent HOA
39405	Non-apparent HOA
39867	Non-apparent HOA
40112	Non-apparent HOA
40321	Non-apparent HOA
41862	Non-apparent HOA
30446	Non-apparent HOA
38599	Non-apparent HOA
26904	Non-apparent HOA
26929	Non-apparent HOA
27029	Non-apparent HOA
32323	Non-apparent HOA
26788	Non-apparent HOA
27666	Non-apparent HOA
23783	Non-apparent HOA
27654	Non-apparent HOA
27089	Non-apparent HOA
27174	Non-apparent HOA
30783	Non-apparent HOA
38849	Non-apparent HOA
15436	Non-apparent HOA
25748	Non-apparent HOA
27301	Non-apparent HOA
23578	Non-apparent HOA
29093	Non-apparent HOA
29167	Non-apparent HOA

Page | 25

29960	Non-apparent HOA
30199	Non-apparent HOA
31548	Non-apparent HOA
31904	Non-apparent HOA
35269	Non-apparent HOA
35278	Non-apparent HOA
35295	Non-apparent HOA
35337	Non-apparent HOA
37287	Non-apparent HOA
38194	Non-apparent HOA
38287	Non-apparent HOA
38338	Non-apparent HOA
38486	Non-apparent HOA
39046	Non-apparent HOA
39077	Non-apparent HOA
39309	Non-apparent HOA
40357	Non-apparent HOA
40537	Non-apparent HOA
40557	Non-apparent HOA
40802	Non-apparent HOA
41746	Non-apparent HOA
32891	Non-apparent HOA
30004	Non-apparent HOA
31602	Non-apparent HOA
40236	Non-apparent HOA
25651	Non-apparent HOA
24262	Non-apparent HOA
24768	Non-apparent HOA
31756	Non-apparent HOA
26664	Non-apparent HOA
31032	Non-apparent HOA
32662	Non-apparent HOA
34440	Non-apparent HOA
34713	Non-apparent HOA
35647	Non-apparent HOA
36118	Non-apparent HOA
39852	Non-apparent HOA
41686	Non-apparent HOA
37613	Non-apparent HOA
32763	Non-apparent HOA
32764	Non-apparent HOA

Page | 26

33689	Non-apparent HOA
34648	Non-apparent HOA
35982	Non-apparent HOA
36642	Non-apparent HOA
27357	Non-apparent HOA
29829	Non-apparent HOA
35732	Non-apparent HOA
36115	Non-apparent HOA
36000	Non-apparent HOA
39481	Non-apparent HOA
39669	Non-apparent HOA
40032	Non-apparent HOA
25779	Non-apparent HOA
38638	Non-apparent HOA
41120	Non-apparent HOA
41470	Non-apparent HOA
39738	Non-apparent HOA
41695	Non-apparent HOA
35139	Non-apparent HOA
41509	Non-apparent HOA
41638	Non-apparent HOA
41656	Non-apparent HOA
41822	Non-apparent HOA
41833	Non-apparent HOA
25724	Non-apparent HOA
26704	Non-apparent HOA
27404	Non-apparent HOA
23776	Non-apparent HOA
27898	Non-apparent HOA
28907	Non-apparent HOA
30667	Non-apparent HOA
34894	Non-apparent HOA
38775	Non-apparent HOA
41337	Non-apparent HOA
26496	Non-apparent HOA
26732	Non-apparent HOA
26805	Non-apparent HOA
27058	Non-apparent HOA
29343	Non-apparent HOA
24290	Non-apparent HOA
24401	Non-apparent HOA

Page | 27

25807	Non-apparent HOA
27191	Non-apparent HOA
23319	Non-apparent HOA
27697	Non-apparent HOA
27878	Non-apparent HOA
27892	Non-apparent HOA
28257	Non-apparent HOA
30193	Non-apparent HOA
32021	Non-apparent HOA
33231	Non-apparent HOA
33947	Non-apparent HOA
34170	Non-apparent HOA
35340	Non-apparent HOA
36435	Non-apparent HOA
37063	Non-apparent HOA
37487	Non-apparent HOA
38425	Non-apparent HOA
39101	Non-apparent HOA
40814	Non-apparent HOA
33876	Non-apparent HOA
34127	Non-apparent HOA
34970	Non-apparent HOA
35210	Non-apparent HOA
38126	Non-apparent HOA
27487	Non-apparent HOA
44074	Non-apparent HOA
34929	Non-apparent HOA
35306	Non-apparent HOA
37529	Non-apparent HOA
39062	Non-apparent HOA
44399	Non-apparent HOA
44256	Non-apparent HOA
39920	Non-apparent HOA
40052	Non-apparent HOA
40364	Non-apparent HOA
44289	Non-apparent HOA
41569	Non-apparent HOA
41651	Non-apparent HOA
41778	Non-apparent HOA
37164	Non-apparent HOA
38789	Non-apparent HOA

Page | 28

25677	Non-apparent HOA
27224	Non-apparent HOA
27242	Non-apparent HOA
27435	Non-apparent HOA
27594	Non-apparent HOA
27734	Non-apparent HOA
27899	Non-apparent HOA
28118	Non-apparent HOA
28352	Non-apparent HOA
28406	Non-apparent HOA
28432	Non-apparent HOA
28471	Non-apparent HOA
28472	Non-apparent HOA
28475	Non-apparent HOA
28614	Non-apparent HOA
28822	Non-apparent HOA
28898	Non-apparent HOA
28958	Non-apparent HOA
29470	Non-apparent HOA
29603	Non-apparent HOA
29625	Non-apparent HOA
30170	Non-apparent HOA
30253	Non-apparent HOA
30267	Non-apparent HOA
30358	Non-apparent HOA
30558	Non-apparent HOA
31004	Non-apparent HOA
31447	Non-apparent HOA
32072	Non-apparent HOA
38680	Non-apparent HOA
38916	Non-apparent HOA
39679	Non-apparent HOA
27351	Non-apparent HOA
28385	Non-apparent HOA
29575	Non-apparent HOA
31815	Non-apparent HOA
31867	Non-apparent HOA
41549	Non-apparent HOA
25953	Non-apparent HOA
25958	Non-apparent HOA
26135	Non-apparent HOA

Page | 29

26476	Non-apparent HOA
26702	Non-apparent HOA
27050	Non-apparent HOA
27101	Non-apparent HOA
27482	Non-apparent HOA
29570	Non-apparent HOA
31364	Non-apparent HOA
31988	Non-apparent HOA
34433	Non-apparent HOA
40853	Non-apparent HOA
41098	Non-apparent HOA
41535	Non-apparent HOA
41714	Non-apparent HOA
29549	Non-apparent HOA
30464	Non-apparent HOA
35902	Non-apparent HOA
23166	Non-apparent HOA
32619	Non-apparent HOA
44103	Non-apparent HOA
33783	Non-apparent HOA
35154	Non-apparent HOA
39010	Non-apparent HOA
36842	Non-apparent HOA
37642	Non-apparent HOA
39105	Non-apparent HOA
41336	Non-apparent HOA
41346	Non-apparent HOA
27300	Non-apparent HOA
39767	Non-apparent HOA
26365	Non-apparent HOA
27793	Non-apparent HOA
28282	Non-apparent HOA
29264	Non-apparent HOA
32424	Non-apparent HOA
33941	Non-apparent HOA
37678	Non-apparent HOA
39543	Non-apparent HOA
41221	Non-apparent HOA
26117	Non-apparent HOA
26171	Non-apparent HOA
26179	Non-apparent HOA

Page | 30

26332	Non-apparent HOA
41116	Non-apparent HOA
41149	Non-apparent HOA
41276	Non-apparent HOA
41830	Non-apparent HOA
35167	Non-apparent HOA
35762	Non-apparent HOA
37126	Non-apparent HOA
37325	Non-apparent HOA
38928	Non-apparent HOA
30731	Non-apparent HOA
36419	Non-apparent HOA
37635	Non-apparent HOA
38528	Non-apparent HOA
29018	Non-apparent HOA
40074	Non-apparent HOA
27613	Non-apparent HOA
28315	Non-apparent HOA
25946	Non-apparent HOA
29774	Non-apparent HOA
30661	Non-apparent HOA
31885	Non-apparent HOA
32364	Non-apparent HOA
44128	Non-apparent HOA
44090	Non-apparent HOA
44165	Non-apparent HOA
44095	Non-apparent HOA
44091	Non-apparent HOA
44106	Non-apparent HOA
44154	Non-apparent HOA
44157	Non-apparent HOA
44109	Non-apparent HOA
44093	Non-apparent HOA
44080	Non-apparent HOA
44096	Non-apparent HOA
44092	Non-apparent HOA
44107	Non-apparent HOA
44094	Non-apparent HOA
44152	Non-apparent HOA
44151	Non-apparent HOA
44086	Non-apparent HOA

Page | 31

44078	Non-apparent HOA
36408	Non-apparent HOA
40473	Non-apparent HOA
40988	Non-apparent HOA
29677	Non-apparent HOA
30244	Non-apparent HOA
31198	Non-apparent HOA
31339	Non-apparent HOA
32161	Non-apparent HOA
32171	Non-apparent HOA
32649	Non-apparent HOA
32707	Non-apparent HOA
33855	Non-apparent HOA
33906	Non-apparent HOA
34489	Non-apparent HOA
34604	Non-apparent HOA
34741	Non-apparent HOA
35325	Non-apparent HOA
36087	Non-apparent HOA
36564	Non-apparent HOA
36639	Non-apparent HOA
36881	Non-apparent HOA
38353	Non-apparent HOA
39166	Non-apparent HOA
29781	Non-apparent HOA
25603	Non-apparent HOA
24136	Non-apparent HOA
36501	Non-apparent HOA
37708	Non-apparent HOA
38869	Non-apparent HOA
39081	Non-apparent HOA
24134	Non-apparent HOA
25019	Non-apparent HOA
28011	Non-apparent HOA
28339	Non-apparent HOA
28509	Non-apparent HOA
34005	Non-apparent HOA
35435	Non-apparent HOA
35824	Non-apparent HOA
37848	Non-apparent HOA
38757	Non-apparent HOA

Page | 32

39908	Non-apparent HOA
26207	Non-apparent HOA
32164	Non-apparent HOA
27971	Non-apparent HOA
28232	Non-apparent HOA
28441	Non-apparent HOA
29892	Non-apparent HOA
31778	Non-apparent HOA
34657	Non-apparent HOA
35955	Non-apparent HOA
36908	Non-apparent HOA
37753	Non-apparent HOA
34041	Non-apparent HOA
41219	Non-apparent HOA
25989	Non-apparent HOA
31565	Non-apparent HOA
32469	Non-apparent HOA
33214	Non-apparent HOA
36040	Non-apparent HOA
36200	Non-apparent HOA
28470	Non-apparent HOA
28790	Non-apparent HOA
29539	Non-apparent HOA
34259	Non-apparent HOA
34915	Non-apparent HOA
37699	Non-apparent HOA
37840	Non-apparent HOA
39620	Non-apparent HOA
40184	Non-apparent HOA
40274	Non-apparent HOA
8423	Non-apparent HOA
26719	Non-apparent HOA
36210	Non-apparent HOA
36380	Non-apparent HOA
37346	Non-apparent HOA
39703	Non-apparent HOA
39839	Non-apparent HOA
26237	Non-apparent HOA
27026	Non-apparent HOA
31469	Non-apparent HOA
28728	Non-apparent HOA

Page | 33

33243	Non-apparent HOA
37561	Non-apparent HOA
37989	Non-apparent HOA
27786	Non-apparent HOA
27696	Non-apparent HOA
28596	Non-apparent HOA
28606	Non-apparent HOA
29310	Non-apparent HOA
31578	Non-apparent HOA
35602	Non-apparent HOA
35755	Non-apparent HOA
37717	Non-apparent HOA
27963	Non-apparent HOA
29038	Non-apparent HOA
32414	Non-apparent HOA
34166	Non-apparent HOA
34185	Non-apparent HOA
35853	Non-apparent HOA
36145	Non-apparent HOA
37901	Non-apparent HOA
25716	Non-apparent HOA
27130	Non-apparent HOA
27201	Non-apparent HOA
33563	Non-apparent HOA
36978	Non-apparent HOA
37247	Non-apparent HOA
36049	Non-apparent HOA
36794	Non-apparent HOA
39847	Non-apparent HOA
30859	Non-apparent HOA
32670	Non-apparent HOA
35613	Non-apparent HOA
13414	Non-apparent HOA
28485	Non-apparent HOA
26122	Non-apparent HOA
26826	Non-apparent HOA
27826	Non-apparent HOA
28049	Non-apparent HOA
28448	Non-apparent HOA
29161	Non-apparent HOA
31076	Non-apparent HOA

Page | 34

31148	Non-apparent HOA
32370	Non-apparent HOA
32556	Non-apparent HOA
32708	Non-apparent HOA
32769	Non-apparent HOA
33337	Non-apparent HOA
33487	Non-apparent HOA
34424	Non-apparent HOA
34650	Non-apparent HOA
35165	Non-apparent HOA
36316	Non-apparent HOA
38725	Non-apparent HOA
41358	Non-apparent HOA
41545	Non-apparent HOA
14984	Non-apparent HOA
33902	Non-apparent HOA
34240	Non-apparent HOA
34257	Non-apparent HOA
34336	Non-apparent HOA
35528	Non-apparent HOA
35967	Non-apparent HOA
36390	Non-apparent HOA
36988	Non-apparent HOA
37881	Non-apparent HOA
37974	Non-apparent HOA
31556	Non-apparent HOA
41381	Non-apparent HOA
30934	Non-apparent HOA
34556	Non-apparent HOA
34615	Non-apparent HOA
34642	Non-apparent HOA
34652	Non-apparent HOA
41077	Non-apparent HOA
33463	Non-apparent HOA
28354	Non-apparent HOA
29228	Non-apparent HOA
29684	Non-apparent HOA
32001	Non-apparent HOA
33393	Non-apparent HOA
33633	Non-apparent HOA
35730	Non-apparent HOA

Page | 35

36308	Non-apparent HOA
36654	Non-apparent HOA
37568	Non-apparent HOA
39695	Non-apparent HOA
40180	Non-apparent HOA
37353	Non-apparent HOA
25825	Non-apparent HOA
29425	Non-apparent HOA
35895	Non-apparent HOA
26152	Non-apparent HOA
35564	Non-apparent HOA
37854	Non-apparent HOA
32953	Non-apparent HOA
32995	Non-apparent HOA
35486	Non-apparent HOA
35511	Non-apparent HOA
36499	Non-apparent HOA
33917	Non-apparent HOA
33865	Non-apparent HOA
40779	Non-apparent HOA
29532	Non-apparent HOA
30895	Non-apparent HOA
27631	Non-apparent HOA
31872	Non-apparent HOA
31099	Non-apparent HOA
26655	Non-apparent HOA
36712	Non-apparent HOA
33145	Non-apparent HOA
32793	Non-apparent HOA
32930	Non-apparent HOA
27480	Non-apparent HOA
44448	Non-apparent HOA
44783	Non-apparent HOA
44793	Non-apparent HOA
45653	Non-apparent HOA
46010	Non-apparent HOA
46116	Non-apparent HOA
46135	Non-apparent HOA
46211	Non-apparent HOA
46320	Non-apparent HOA
45302	Non-apparent HOA

Page | 36

44818	Non-apparent HOA
44301	Non-apparent HOA
44185	Non-apparent HOA
45639	Non-apparent HOA
44713	Non-apparent HOA
44759	Non-apparent HOA
44974	Non-apparent HOA
45610	Non-apparent HOA
46005	Non-apparent HOA
46130	Non-apparent HOA
45606	Non-apparent HOA
46286	Non-apparent HOA
45314	Non-apparent HOA
45939	Non-apparent HOA
44415	Non-apparent HOA
22971	Non-apparent HOA
44424	Non-apparent HOA
45694	Non-apparent HOA
44119	Non-apparent HOA
45714	Non-apparent HOA
46255	Non-apparent HOA
25218	Non-apparent HOA
44331	Non-apparent HOA
45099	Non-apparent HOA
45182	Non-apparent HOA
45632	Non-apparent HOA
45824	Non-apparent HOA
45864	Non-apparent HOA
45952	Non-apparent HOA
46075	Non-apparent HOA
46102	Non-apparent HOA
46117	Non-apparent HOA
46126	Non-apparent HOA
46171	Non-apparent HOA
46309	Non-apparent HOA
46359	Non-apparent HOA
44210	Non-apparent HOA
45963	Non-apparent HOA
46087	Non-apparent HOA
46155	Non-apparent HOA
46301	Non-apparent HOA

Page | 37

46389	Non-apparent HOA
46109	Non-apparent HOA
45338	Non-apparent HOA
45177	Non-apparent HOA
45178	Non-apparent HOA
45179	Non-apparent HOA
45180	Non-apparent HOA
44729	Non-apparent HOA
25449	Non-apparent HOA
25474	Non-apparent HOA
45590	Non-apparent HOA
33850	Non-apparent HOA
34239	Non-apparent HOA
31206	Non-apparent HOA
33770	Non-apparent HOA
34073	Non-apparent HOA
36309	Non-apparent HOA
32050	Non-apparent HOA
45730	Non-apparent HOA
28137	Non-apparent HOA
35991	Non-apparent HOA
41748	Non-apparent HOA
33584	Non-apparent HOA
36071	Non-apparent HOA
45364	Non-apparent HOA
40675	Non-apparent HOA
31936	Non-apparent HOA
30987	Non-apparent HOA
36464	Non-apparent HOA
45725	Non-apparent HOA
34516	Non-apparent HOA
33506	Non-apparent HOA
39843	Non-apparent HOA
40007	Non-apparent HOA
33143	Non-apparent HOA
35714	Non-apparent HOA
24337	Non-apparent HOA
40397	Non-apparent HOA
40629	Non-apparent HOA
40646	Non-apparent HOA
34923	Non-apparent HOA

Page | 38

34258	Non-apparent HOA
34966	Non-apparent HOA
46210	Non-apparent HOA
32889	Non-apparent HOA
31181	Non-apparent HOA
26889	Non-apparent HOA
31734	Non-apparent HOA
39714	Non-apparent HOA
45242	Non-apparent HOA
36858	Non-apparent HOA
31160	Non-apparent HOA
41846	Non-apparent HOA
35421	Non-apparent HOA
36226	Non-apparent HOA
25554	Non-apparent HOA
32613	Non-apparent HOA
44082	Non-apparent HOA
44081	Non-apparent HOA
35713	Non-apparent HOA
35770	Non-apparent HOA
35193	Non-apparent HOA
38318	Non-apparent HOA
26314	Non-apparent HOA
26653	Non-apparent HOA
27045	Non-apparent HOA
27484	Non-apparent HOA
30997	Non-apparent HOA
31661	Non-apparent HOA
33522	Non-apparent HOA
33683	Non-apparent HOA
34488	Non-apparent HOA
34674	Non-apparent HOA
34872	Non-apparent HOA
35202	Non-apparent HOA
35606	Non-apparent HOA
35744	Non-apparent HOA
35807	Non-apparent HOA
36182	Non-apparent HOA
36734	Non-apparent HOA
36891	Non-apparent HOA
37028	Non-apparent HOA

Page | 39

37118	Non-apparent HOA
37286	Non-apparent HOA
37505	Non-apparent HOA
38903	Non-apparent HOA
38905	Non-apparent HOA
38924	Non-apparent HOA
39106	Non-apparent HOA
40138	Non-apparent HOA
40248	Non-apparent HOA
40400	Non-apparent HOA
40402	Non-apparent HOA
40417	Non-apparent HOA
40492	Non-apparent HOA
45378	Non-apparent HOA
45390	Non-apparent HOA
40676	Non-apparent HOA
45245	Non-apparent HOA
45246	Non-apparent HOA
46206	Non-apparent HOA
46045	Non-apparent HOA
40777	Non-apparent HOA
46263	Non-apparent HOA
40838	Non-apparent HOA
34875	Non-apparent HOA
35411	Non-apparent HOA
26978	Non-apparent HOA
40741	Non-apparent HOA
30487	Non-apparent HOA
44133	Non-apparent HOA
44132	Non-apparent HOA
44130	Non-apparent HOA
44131	Non-apparent HOA
44115	Non-apparent HOA
44134	Non-apparent HOA
44127	Non-apparent HOA
34346	Non-apparent HOA
40222	Non-apparent HOA
45735	Non-apparent HOA
26509	Non-apparent HOA
31109	Non-apparent HOA
37417	Non-apparent HOA

Page | 40

40709	Non-apparent HOA
26265	Non-apparent HOA
34268	Non-apparent HOA
35576	Non-apparent HOA
36060	Non-apparent HOA
36109	Non-apparent HOA
36798	Non-apparent HOA
36835	Non-apparent HOA
37294	Non-apparent HOA
37988	Non-apparent HOA
39486	Non-apparent HOA
40324	Non-apparent HOA
40326	Non-apparent HOA
40520	Non-apparent HOA
45394	Non-apparent HOA
45397	Non-apparent HOA
46209	Non-apparent HOA
41267	Non-apparent HOA
36013	Non-apparent HOA
32453	Non-apparent HOA
33049	Non-apparent HOA
33232	Non-apparent HOA
33323	Non-apparent HOA
34912	Non-apparent HOA
36026	Non-apparent HOA
36217	Non-apparent HOA
36247	Non-apparent HOA
36285	Non-apparent HOA
36348	Non-apparent HOA
36744	Non-apparent HOA
36802	Non-apparent HOA
37191	Non-apparent HOA
36471	Non-apparent HOA
33754	Non-apparent HOA
26337	Non-apparent HOA
29127	Non-apparent HOA
30368	Non-apparent HOA
36179	Non-apparent HOA
45739	Non-apparent HOA
40062	Non-apparent HOA
40401	Non-apparent HOA

Page | 41

40441	Non-apparent HOA
34371	Non-apparent HOA
37996	Non-apparent HOA
40280	Non-apparent HOA
40541	Non-apparent HOA

Page | 42